May 01, 2016

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global Real Estate Securities Fund

Effective October 1, 2016, the following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2015 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	Since Inception
Class A before tax	7/3/2006	-5.59	5.89	2.42
After tax on distributions		-7.16	4.31	0.79
After tax on distributions and sale of fund shares		-3.16	3.92	1.19
Class C before tax	7/3/2006	-0.58	6.31	2.21
INST Class before tax	7/3/2006	0.52	7.54	3.41
Class S before tax	7/3/2006	0.03	7.34	3.25
MSCI World NR Index (reflects no deduction for fees or expenses)		-0.87	7.59	4.60
FTSE EPRA/NAREIT Developed NR Index (reflects no deduction for fees or expenses)		-0.79	7.17	3.55
FTSE EPRA/NAREIT Developed TR Index (reflects no deduction for fees, expenses or taxes)		0.05	7.96	4.28

On October 1, 2016, the FTSE EPRA/NAREIT Developed Index, the fund's secondary market index, will be calculated with a net return ("NR") calculation. Currently, the secondary benchmark calculates with a total return ("TR") calculation and does not consider withholding tax. The new benchmark calculation approximates the minimum possible dividend reinvestment by applying withholding tax where applicable. The Advisor believes that this calculation change better aligns the secondary benchmark with the fund's primary benchmark.